Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Options Outstanding Number of Shares
Non-vested outstanding at beginning of period (in shares)	328,901
Granted (in shares)	100,299
Vested (in shares)	(116,117)
Forfeited (in shares)	0
Non-vested outstanding at end of period (in shares)	313,083
Weighted Average Exercise Price
Non-vested outstanding at beginning of period (USD per share)	$ 125.89
Granted (USD per share)	177.76
Vested (USD per share)	109.53
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	148.58
Weighted Average Grant Date Fair Value
Non-vested outstanding at beginning of period (USD per share)	36.24
Granted (USD per share)	49.15	$ 42.43
Vested (USD per share)	31.84
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	$ 42.00